Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Orion Engineered Carbons S.A.
Entity Central Index Key	0001609804
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Type	20-F
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	59,518,498
Amendment Flag	false